CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		77 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses:
In-process research and development	0	0	0	0	(1,427)
Research and development	(417)	(1,439)	(690)	(1,683)	(5,633)
Sales and Marketing	(80)	0	(80)	0	(80)
General and administrative	(268)	(768)	(428)	(859)	(2,136)
Total operating expenses	(765)	(2,207)	(1,198)	(2,542)	(9,276)
Operating (loss)	(765)	(2,207)	(1,198)	(2,542)	(9,276)
Financial (expense), income net	7	22	1	16	(43)
Net (loss)	$ (758)	$ (2,185)	$ (1,197)	$ (2,526)	$ (9,319)
(Loss) per share (basic & diluted) (in dollars per share)	$ (0.02)	$ (0.06)	$ (0.03)	$ (0.07)
Weighted average number of shares outstanding (in shares)	39,919,772	36,906,280	39,919,772	36,568,808